Accumulated Other Comprehensive Income (Loss) - Schedule of Accumulated Other Comprehensive Income (Loss) (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	CAD 910	CAD 1,020
Other Comprehensive Income (Loss), Before Tax	(264)	(114)
Income Tax	(3)	4
Ending Balance	643	910
Defined Benefit Pension Plan [member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	(13)	(10)
Other Comprehensive Income (Loss), Before Tax	12	(4)
Income Tax	(3)	1
Ending Balance	(4)	(13)
Foreign Currency Translation Adjustment [member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	908	1,014
Other Comprehensive Income (Loss), Before Tax	(275)	(106)
Ending Balance	633	908
Available for Sale Financial Assets [member]
Disclosure of accumulated other comprehensive income loss [line items]
Beginning Balance	15	16
Other Comprehensive Income (Loss), Before Tax	(1)	(4)
Income Tax		3
Ending Balance	CAD 14	CAD 15